GENERAL (Schedule of Revenue and Net Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fiber Company [Member]
Business Acquisition [Line Items]
Revenues	$ 3,763
Net income (loss)	$ 733
Cyberseal [Member]
Business Acquisition [Line Items]
Revenues		$ 1,638
Net income (loss)		$ (703)